Cover	Mar. 20, 2025
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Registrant Name	JOHN WILEY & SONS, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-11507
Entity Tax Identification Number	13-5593032
Entity Address, State or Province	NJ
Entity Address, City or Town	Hoboken
Entity Address, Address Line One	111 River Street
Entity Address, Postal Zip Code	07030
Local Phone Number	748-6000
City Area Code	201
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000107140
Common Class A
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $1.00 per share
Trading Symbol	WLY
Security Exchange Name	NYSE
Common Class B
Entity Listings [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $1.00 per share
Trading Symbol	WLYB
Security Exchange Name	NYSE